Property and Equipment and Intangible Assets (Detail) - Schedule of Intangible Assets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Formulations, rights and patents	$ 969,696	$ 965,694
Website	62,675	62,675
Less: amortization	(52,682)	(39,547)
Trademarks, side-panel rights and patents	152,104	167,293
Total Intangible Assets	$ 1,131,793	$ 1,156,115